Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments December 31, 2023
(Unaudited)
NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X –
MUNICIPAL BONDS - 97 .3 % X 685,822,805
Arizona - 3.0%
$ 255 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F, 3.000%,
7/01/26
No Opt. Call $ 252,488
1,950 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/24 at 100.00 1,950,460
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51, 144A
7/31 at 100.00 781,538
1,465 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/54, 144A
7/29 at 100.00 1,359,311
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 2,084,072
1,950 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/37
7/26 at 100.00 2,026,374
1,250 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/34
7/25 at 100.00 1,280,545
3,185 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 3,448,102
5,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 5,207,668
2,410 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 2,687,642
Total Arizona 21,078,200
Arkansas - 0.4%
6,555 Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%,
7/01/46 - AMBAC Insured
No Opt. Call 2,311,458
500 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 550,824
Total Arkansas 2,862,282
California - 16.8%
11,000 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41 -
AGC Insured
No Opt. Call 5,621,397
4,245 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007, 0.010%, 8/01/31 - AGM
Insured
No Opt. Call 3,419,667
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
2,840 0.010%, 9/01/30 - AGM Insured No Opt. Call 2,308,516
6,740 (c) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 4,787,452
5,760 0.000%, 9/01/35 - AGM Insured No Opt. Call 3,879,437

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 113,506
2,645 Cypress Elementary School District, Orange County, California, General
Obligation Bonds, Series 2009A, 0.010%, 5/01/34 - AGM Insured
No Opt. Call 1,916,326
2,440 Eureka Unified School District, Humboldt County, California, General
Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
No Opt. Call 2,186,966
Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 4, Series
2007A
:
3,290 0.000%, 10/01/24 - NPFG Insured No Opt. Call 3,215,670
2,275 0.000%, 10/01/28 - NPFG Insured No Opt. Call 1,981,264
1,000 Fresno, California, Airport Revenue Bonds, Series 2023A, 5.000%, 7/01/53
- BAM Insured, (AMT)
7/33 at 100.00 1,064,173
6,080 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 5,439,843
6,060 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Series 2006, 0.010%, 8/01/25 - NPFG Insured
No Opt. Call 5,767,159
1,495 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/33 - FGIC Insured
No Opt. Call 1,118,640
4,055 Kern Community College District, California, General Obligation Bonds,
Series 2003A, 0.000%, 3/01/28 - FGIC Insured
No Opt. Call 3,585,882
3,480 (d) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 3,472,147
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 579,864
11,985 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002, Series 2007C, 0.000%, 8/01/32
- AGM Insured
No Opt. Call 9,231,968
1,195 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 1,048,590
Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A
:
4,620 0.000%, 8/01/24 - NPFG Insured No Opt. Call 4,533,624
3,000 0.000%, 8/01/25 - NPFG Insured No Opt. Call 2,851,485
8,790 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.010%, 8/01/29
- AMBAC Insured
No Opt. Call 7,356,218
12,240 (c) Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC Insured,
(ETM)
No Opt. Call 9,060,654
1,500 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
No Opt. Call 1,166,231
Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Election
2008 Series 2009A
:
8,000 0.000%, 8/01/32 No Opt. Call 6,193,651
8,000 0.010%, 8/01/33 No Opt. Call 5,987,914

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,940 Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds,
Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%,
4/01/35 - NPFG Insured
No Opt. Call $ 2,641,595
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call 2,639,713
3,510 San Diego Association of Governments, California, South Bay Expressway
Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 3,674,555
3,570 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 3,821,993
2,110 Sierra Sands Unified School District, Kern County, California, General
Obligation Bonds, Election of 2006, Series 2006A, 0.010%, 11/01/28 -
FGIC Insured
No Opt. Call 1,808,886
6,025 Simi Valley Unified School District, Ventura County, California, General
Obligation Bonds, Election of 2004 Series 2007C, 0.000%, 8/01/30
No Opt. Call 4,968,871
1,150 Woodside Elementary School District, San Mateo County, California,
General Obligation Bonds, Election of 2005, Series 2007, 0.010%,
10/01/30 - AMBAC Insured
No Opt. Call 938,992
Total California 118,382,849
Colorado - 8.3%
4,150 Arkansas River Power Authority, Colorado, Power Supply System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/43
10/28 at 100.00 4,273,318
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 148,125
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
1,600 5.000%, 8/01/44 8/29 at 100.00 1,667,029
540 4.000%, 8/01/49 8/29 at 100.00 518,742
5,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47
12/27 at 100.00 5,220,423
2,475 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/37
12/30 at 100.00 2,586,181
1,500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.000%, 11/15/47, (AMT)
11/32 at 100.00 1,606,389
2,275 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.750%, 11/15/45, (AMT)
11/32 at 100.00 2,599,031
5,805 (c) Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43, (Pre-refunded 2/16/24)
2/24 at 100.00 5,815,404
4,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/43
12/28 at 100.00 4,666,879
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
5,140 0.000%, 9/01/24 - NPFG Insured No Opt. Call 5,029,125
8,350 0.000%, 9/01/29 - NPFG Insured No Opt. Call 7,053,864
1,295 0.000%, 9/01/32 - NPFG Insured No Opt. Call 984,805
4,475 0.000%, 9/01/33 - NPFG Insured No Opt. Call 3,277,751
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.010%, 9/01/38 - NPFG Insured
9/26 at 54.77 6,187,371
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A
:
1,000 5.000%, 12/01/33 12/25 at 100.00 1,028,693
620 5.000%, 12/01/35 12/25 at 100.00 635,132

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 5,000 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 $ 5,411,306
Total Colorado 58,709,568
Connecticut - 4.2%
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
7/31 at 100.00 1,381,377
2,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 2,429,287
1,175 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S, 4.000%, 6/01/51
12/31 at 100.00 1,174,104
5,100 Connecticut State, General Obligation Bonds, Green Series 2014G,
5.000%, 11/15/31
11/24 at 100.00 5,172,467
3,500 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/26
No Opt. Call 3,705,564
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A
:
3,475 5.000%, 10/01/30 1/24 at 100.00 3,479,006
2,490 (c) 5.000%, 10/01/33, (Pre-refunded 1/29/24) 1/24 at 100.00 2,492,870
5,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 5,573,996
3,000 (c) Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42,
(Pre-refunded 11/01/24)
11/24 at 100.00 3,051,861
750 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 784,595
Total Connecticut 29,245,127
District of Columbia - 1.8%
2,710 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/44
10/29 at 100.00 2,649,349
1,500 (c) Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second
Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded 10/01/26) -
AGC Insured
10/26 at 100.00 1,653,849
2,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 2,222,938
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 5,401,721
1,070 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 1,072,173
Total District of Columbia 13,000,030
Florida - 2.9%
3,690 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
2/24 at 100.00 3,689,676
7,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
1/24 at 103.00 7,145,517

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A
:
$ 2,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 $ 2,064,975
1,545 5.000%, 10/01/47, (AMT) 10/27 at 100.00 1,588,412
1,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 1,507,466
2,000 Miami-Dade County, Florida, General Obligation Bonds, Build Better
Communities Program, Series 2013A, 5.000%, 7/01/30
7/25 at 100.00 2,061,435
2,395 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 2,382,833
Total Florida 20,440,314
Georgia - 1.1%
3,665 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 3,572,707
3,775 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/54, (Mandatory Put 12/01/30)
9/30 at 100.08 4,017,212
Total Georgia 7,589,919
Guam - 1.5%
7,250 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 7,307,662
1,740 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/25
1/24 at 100.00 1,742,006
1,460 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,483,135
Total Guam 10,532,803
Hawaii - 1.0%
6,895 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 6,966,374
Total Hawaii 6,966,374
Idaho - 3.8%
5,000 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 5,501,965
1,600 Boise State University, Idaho, General Revenue Bonds, Series 2023A,
5.000%, 4/01/48
4/33 at 100.00 1,779,368
10,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 5.000%, 3/01/44
3/24 at 100.00 10,006,587
1,220 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 1,386,060
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023
:
2,000 5.625%, 11/01/43, 144A 11/33 at 100.00 2,072,485
6,000 5.875%, 11/01/53, 144A 11/33 at 100.00 6,175,713
Total Idaho 26,922,178
Illinois - 8.5%
2,050 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 2,131,276
1,790 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 1,834,386

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 725 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 $ 759,077
3,900 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/28 - FGIC Insured
No Opt. Call 3,230,386
55 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 - FGIC
Insured
No Opt. Call 45,557
880 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 924,368
1,500 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/41
1/34 at 100.00 1,630,615
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.250%, 1/01/53 - AGM Insured
7/33 at 100.00 5,521,149
1,190 Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.250%, 11/01/53 - AGM Insured
5/33 at 100.00 1,312,162
2,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46
1/32 at 100.00 2,482,220
1,000 Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Series 2008, 0.010%,
2/01/24 - AGM Insured
No Opt. Call 997,310
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
1,720 0.000%, 12/15/29 - NPFG Insured No Opt. Call 1,417,832
765 0.000%, 6/15/30 9/23 at 67.44 618,665
45 (c) 0.000%, 6/15/30, (ETM) No Opt. Call 37,568
2,500 0.000%, 12/15/30 - NPFG Insured No Opt. Call 1,988,014
17,195 0.010%, 12/15/31 - NPFG Insured No Opt. Call 13,214,352
1,350 0.000%, 6/15/35 - NPFG Insured No Opt. Call 913,840
15,000 0.010%, 12/15/36 - NPFG Insured No Opt. Call 9,418,466
2,000 0.000%, 6/15/37 - NPFG Insured No Opt. Call 1,222,360
9,370 0.000%, 6/15/39 - NPFG Insured No Opt. Call 5,075,634
5,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/28
3/25 at 100.00 5,088,672
Total Illinois 59,863,909
Indiana - 1.3%
1,600 Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks
Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
No Opt. Call 1,296,455
2,040 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 2,080,231
5,060 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,817,322
1,000 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
Insured
No Opt. Call 874,044
Total Indiana 9,068,052
Iowa - 0.2%
1,165 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,216,025
Total Iowa 1,216,025

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 0.1%
$ 805 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.750%, 7/01/43
7/31 at 100.00 $ 921,805
Total Kentucky 921,805
Louisiana - 0.3%
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,957,876
Total Louisiana 1,957,876
Massachusetts - 4.7%
Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1
:
10,000 4.000%, 10/01/46 10/26 at 100.00 10,040,906
2,230 5.000%, 10/01/46 10/26 at 100.00 2,299,186
3,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/43
7/28 at 100.00 3,136,463
6,500 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 6,662,580
600 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 568,287
2,415 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 2,520,204
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 5,446,099
1,000 Newburyport, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
1/24 at 100.00 1,000,453
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2014-1
:
480 5.000%, 11/01/39 11/24 at 100.00 485,221
255 (c) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 259,198
220 (c) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 223,622
210 (c) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 213,457
Total Massachusetts 32,855,676
Michigan - 0.8%
385 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 395,581
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 4/15/35
10/26 at 100.00 4,210,193
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.500%, 12/01/48 -
AGM Insured, (AMT)
12/33 at 100.00 1,116,055
Total Michigan 5,721,829
Missouri - 2.7%
5,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 5,589,697
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 7,151,303

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 5,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/30 - AMBAC
Insured
No Opt. Call $ 4,114,340
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38
1/24 at 100.00 2,001,508
Total Missouri 18,856,848
Nebraska - 1.3%
3,550 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 3,765,060
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
545 4.125%, 11/01/36 11/25 at 100.00 550,862
2,700 5.000%, 11/01/45 11/25 at 100.00 2,746,526
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
250 5.000%, 7/01/26 7/25 at 100.00 255,211
305 5.000%, 7/01/27 7/25 at 100.00 311,476
500 (c) Platte County School District 001, Columbus Public Schools, Nebraska,
General Obligation Bonds, School Building Series 2014, 5.000%,
12/15/39, (Pre-refunded 6/15/24)
6/24 at 100.00 504,564
1,000 University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Green Series 2021B, 5.000%, 7/15/51
7/31 at 100.00 1,084,995
Total Nebraska 9,218,694
Nevada - 0.7%
1,710 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/37
9/27 at 100.00 1,757,452
3,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/34
12/24 at 100.00 3,051,874
Total Nevada 4,809,326
New Hampshire - 0.3%
2,250 New Hampshire Business Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2003, 3.125%,
8/01/24, (AMT)
No Opt. Call 2,239,073
Total New Hampshire 2,239,073
New Jersey - 5.4%
3,495 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/37
1/24 at 100.00 3,504,206
940 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
1/24 at 100.00 939,934
2,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 2,173,604
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A
:
305 5.000%, 7/01/28 - AGM Insured 7/25 at 100.00 313,173
260 5.000%, 7/01/29 - AGM Insured 7/25 at 100.00 266,939
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
4,900 0.010%, 12/15/28 - AMBAC Insured No Opt. Call 4,203,628

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 35,000 0.010%, 12/15/34 - AGM Insured No Opt. Call $ 24,786,293
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/29
6/25 at 100.00 2,063,158
Total New Jersey 38,250,935
New Mexico - 0.7%
1,000 Farmington Municipal School District 5, San Juan County, New Mexico,
General Obligation Bonds, School Building Series 2015, 5.000%, 9/01/28
9/25 at 100.00 1,033,817
3,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
1/24 at 100.00 3,007,213
1,035 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2016A, 4.500%, 6/01/36
6/26 at 100.00 1,057,375
Total New Mexico 5,098,405
New York - 2.4%
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48,
(Mandatory Put 11/15/24)
No Opt. Call 2,014,215
1,260 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/37
6/25 at 100.00 1,284,111
10,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45
9/30 at 100.00 10,114,577
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT)
8/32 at 100.00 2,702,375
1,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call 1,002,531
Total New York 17,117,809
North Carolina - 0.2%
1,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 1,073,027
Total North Carolina 1,073,027
Ohio - 0.2%
1,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 941,193
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 227,676
Total Ohio 1,168,869
Oklahoma - 1.0%
1,230 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 1,208,600
5,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2023, 5.500%, 1/01/53
1/32 at 100.00 5,652,798
Total Oklahoma 6,861,398
Oregon - 3.2%
1,505 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 1,608,198

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon (continued)
$ 60 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 $ 63,426
500 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/52
11/25 at 102.00 450,685
2,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/41
6/27 at 53.27 917,974
2,130 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 2,241,390
3,000 (c) Oregon Facilities Authority, Revenue Bonds, Reed College, Series 2017A,
4.000%, 7/01/41, (Pre-refunded 7/01/27)
7/27 at 100.00 3,146,732
2,000 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 2,038,453
5,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 5,032,044
2,500 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 2,548,476
750 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 811,943
Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021
:
1,500 4.000%, 12/01/36 12/31 at 100.00 1,509,169
1,875 4.000%, 12/01/41 12/31 at 100.00 1,866,982
Total Oregon 22,235,472
Pennsylvania - 0.9%
1,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,090,288
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State
System of Higher Education, Series 2016AT-1
:
4,935 5.000%, 6/15/31 6/26 at 100.00 5,169,656
65 (c) 5.000%, 6/15/31, (Pre-refunded 6/15/26) 6/26 at 100.00 68,489
Total Pennsylvania 6,328,433
Puerto Rico - 2.4%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
21,600 0.000%, 7/01/46 7/28 at 41.38 6,799,112
2,550 4.750%, 7/01/53 7/28 at 100.00 2,529,986
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
4,000 4.329%, 7/01/40 7/28 at 100.00 3,980,856
3,624 4.784%, 7/01/58 7/28 at 100.00 3,581,199
536 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 293,085
Total Puerto Rico 17,184,238
South Carolina - 0.2%
1,270 South Carolina Transportation Infrastructure Bank, Revenue Bonds,
Refunding Series 2015A, 2.900%, 10/01/25
10/24 at 100.00 1,270,048
Total South Carolina 1,270,048

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.1%
$ 1,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/35
11/25 at 100.00 $ 1,031,946
Total South Dakota 1,031,946
Tennessee - 0.7%
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 5,183,049
Total Tennessee 5,183,049
Texas - 7.8%
4,675 (c) Alamo Regional Mobility Authority, Texas, Vehicle Registration Fee
Revenue Bonds, Senior Lien Series 2016, 5.000%, 6/15/46, (Pre-refunded
6/15/25)
6/25 at 100.00 4,819,674
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
110 (c) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 113,453
85 (c) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 87,668
240 (c) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 247,533
1,160 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 1,176,275
2,500 Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding
Series 2017A, 4.000%, 10/01/35
10/27 at 100.00 2,583,814
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
520 0.000%, 11/15/24 - NPFG Insured No Opt. Call 503,910
110 (c) 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call 106,708
2,935 0.000%, 11/15/30 - NPFG Insured No Opt. Call 2,296,679
480 (c) 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call 387,994
1,405 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 988,143
2,510 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 1,340,171
12,480 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 4,672,370
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
2,235 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 1,353,154
4,230 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 2,138,668
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
3,045 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 1,912,195
8,110 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 3,840,883
575 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 -
AMBAC Insured
No Opt. Call 562,304
5,325 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 6,052,064
13,410 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/53
2/33 at 100.00 14,837,761
430 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
1/24 at 103.00 424,877

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
$ 290 (c) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 $ 299,120
2,000 (c) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 2,067,738
200 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A,
4.000%, 11/15/42
5/26 at 100.00 198,549
2,410 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 2,285,579
Total Texas 55,297,284
Virgin Islands - 0.2%
1,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,654,136
Total Virgin Islands 1,654,136
Washington - 5.2%
5,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 5,237,055
3,485 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 3,692,876
860 Snohomish County School District 306 Lakewood, Washington, General
Obligation Bonds, Series 2014, 5.000%, 12/01/28
6/24 at 100.00 866,523
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
1/24 at 100.00 4,001,358
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/38
10/24 at 100.00 5,001,224
8,390 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 7,707,580
5,710 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/37
2/25 at 100.00 5,812,365
2,060 Washington State, General Obligation Bonds, Various Purpose Series
2016A-1, 5.000%, 8/01/39
8/25 at 100.00 2,103,994
2,115 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.010%, 12/01/27 - NPFG Insured
No Opt. Call 1,891,525
Total Washington 36,314,500
Wisconsin - 1.0%
3,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
1/24 at 100.00 3,291,978
3,855 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
11/26 at 100.00 4,002,521
Total Wisconsin 7,294,499
Total Municipal Bonds
(cost $632,502,472) 685,822,805

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCKS - 1 .1 % X 7,746,759
Utilities - 1.1%
96,774 (e),(f) Energy Harbor Corp $ 7,746,759
Total Utilities 7,746,759
Total Common Stocks
(cost $2,699,742) 7,746,759
Total Long-Term Investments
(cost $635,202,214) 693,569,564
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.0%
–
MUNICIPAL BONDS - 1 .0 % X 7,000,000
New Mexico - 1.0%
$ 7,000 (g) New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2008B, 4.050%, 8/01/34,
(Mandatory Put 12/29/2023)
12/23 at 100.00 $ 7,000,000
Total New Mexico 7,000,000
Total Municipal Bonds
(cost $7,000,000) 7,000,000
Total Short-Term Investments
(cost $7,000,000) 7,000,000
Total Investments (cost $ 642,202,214 ) - 99 .4% 700,569,564
Borrowings - (0.3)% (h) (2,378,211)
Other Assets & Liabilities, Net -  0.9% 6,337,014
Net Assets Applicable to Common Shares - 100% $ 704,528,367
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 685,822,805 $ – $ 685,822,805
Common Stocks – 7,746,759 – 7,746,759
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Total
$ – $ 700,569,564 $ – $ 700,569,564

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NXP
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlement during February 2020 for Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds,FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 0.000%, 1/01/34.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) Borrowings as a percentage of Total Investments is 0.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity